CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (162,043,234)	$ (11,601,068)	$ 34,805,905
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	9,136,839	(16,760,659)	(10,586,435)
Comprehensive income (loss)	(152,906,395)	(28,361,727)	24,219,470
Less: Comprehensive loss attributable to non-controlling interests	(1,249,102)	(1,771,012)	(559,409)
Comprehensive income (loss) attributable to Leju Holdings Limited shareholders	$ (151,657,293)	$ (26,590,715)	$ 24,778,879